William M. Aul

Attorney at Law

7676 Hazard Center Drive, Suite 500

San Diego, California 92108

TEL: 619-497-2555

FAX: 619-542-0555

May 30, 2006

Mr. Jeffrey P. Reidler, Esq.

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington,D.C. 20549

RE:	Premier Indemnity Holding Company
Amendment No. 1 - Form SB-2 Registration Statement
File No. 333-132482; Your Letter Received April 18, 2006

Dear Mr. Reidler:

On behalf of my client, Premier Indemnity Holding Company, a Florida corporation, allow me to express our appreciation for comment letter and the courtesies that you and the staff at the Division of Corporation Finance have extended to me in connection with the review and comments that you have provided both in your letter and in our telephone conversations.

A copy of Amendment No. 1 to the Company’s Form SB-2 Registration Statement is attached to this letter. In this connection and in response to your comments in the letter and in our telephone conversations, allow me to provide you with the following responses as numbered to follow the numbers assigned to your comments. The page references noted as a “Response” are to the red-line copy.

General

1.

Please note that where we provide examples to illustrate what we man by our comments, they are examples and not exhaustive lists. If our comments are applicable to portions of the filing that we have not cited as examples, make the appropriate changes in accordance with our comments.

Response: Noted.

2.	In your response letter, please state our comment and then explain each change that has been made in response to a comment. In addition, you should also reference each page number in which disclosure has been revised in response to a comment so that we can easily place your revised disclosure in its proper context.

Response: Noted.

3.

Please file as promptly as possible all exhibits required by the Exhibit Table provided in Item 601(a) of Regulation S-K. We note, for example, that you have not filed the opinion or consent of your legal counsel nor your executed escrow agreement. Please note that we may have additional comments upon examination of any exhibits once they are filed.

Response: We have attached all exhibits.

4.	Please note that you should identify the escrow agent in the prospectus pre-effectively and you should file the executed escrow agreement in a pre-effective amendment.

Response: We have attached the Escrow Agreement.

5.	To the extent practicable, please complete all of the blank sections of your filing in your next amendment.

Response: All blank sections have been filled in, to the extent practicable.

6.

Please provide us proofs of any graphic, visual or photographic information you will provide in the printed prospectus prior to its use in the prospectus. Please note we may have comments regarding this material.

Response: By Federal Express delivery, we will provide you with a copy of the sole graphic image, the Company’s logo and the same shall accompany a paper copy of this response letter.

7.	Please clearly state your fiscal year end in the filing.

Response: The Company’s fiscal year end is stated as follows: (a) on page 4, in the last sentence under the heading “About Premier Indemnity Holding Company” and (b) in the last sentence in the fourth paragraph in the “Description of Business” section on page 18.

Prospectus Cover Page

8.

The cover page information including the footnotes is quite extensive and includes a significant amount of repetition. For example, most of the information in Footnotes 1 and 2 is duplicative of the information already provided on the cover page or elsewhere in the prospectus. Please eliminate these footnotes and any other duplicative information. The information you retain should be the information that is most material to investors. In that regard please refer to Item 501 of Regulation SB. To the extent you need to relocate information that is not included elsewhere in the prospectus you can relocate it to “The Offering” section in the summary or the “Plan of Distribution” section.

Response: We have revised footnotes 1, 2, and 3 and eliminated footnote 4. The sub-section entitled the “The Offering” (on page 4 and 5) within the section entitled “Summary Information” has been revised to properly reflect the Company’s plans and to address these matters in detail. In addition, in the “Plan of Distribution” section on page 40, the fifth paragraph has been added.

9.

Please revise the information about the secondary offering on the cover page to eliminate any suggestion that the officers who are selling the shares offered by the company are also engaged in sales efforts on behalf of the selling shareholders. For example, in the second sentence of the first paragraph you mention the sale of the selling shareholder’s shares in close proximity to a discussion of the sale of shares in the primary offering and in the table you included a column entitled “Proceeds to Selling Stockholder.” This may suggest to some readers that the secondary offering is a part of the officers’ and directors’ sales effort. You should briefly mention the selling shareholder offering in a separate paragraph on the cover page but then provide more information about it in the “Plan of Distribution” section.

Response: The coverage page of the prospectus has been revised so that the discussion regarding the selling shareholder now appears in the last five lines of the first paragraph.

10.

In addition to stating that the selling shareholder has agreed not to sell its shares until after the company sells the minimum number of shares, you should state at what price the selling shareholder will sell its shares once it commences doing so until a market for the shares develops. We note that after escrow is broken there is no guarantee that a market for the shares will develop.

Response: The last five lines of the first paragraph have been revised and the statement has been inserted.

11.

As we have asked you to eliminate the column “Proceeds to Selling Stockholder” from the table and provide the price at which the selling shareholder will offer the shares until a market develops, please eliminate Footnote 4 from the table.

Response: The column has been eliminated and the last sentence in the first paragraph has been inserted to address this matter.

12.

We note that you reserve the right to engage NASD member firms to sell the shares you are offering. You should file the form of Sellers agreement you intend to use as an exhibit to the registration statement, describe all the material terms thereof in the prospectus under “Plan of Distribution” and provide it to the NASD so that they can clear the underwriting compensation prior to effectiveness. Otherwise, if you decide to engage

NASD member firms after effectiveness you will need to suspend your offering until you obtain such NASD approval.

Response: The Company has determined that it will sell the shares without the benefit of an underwriter. As a result, the statements regarding the use of an underwriter have been eliminated.

13.

We note you are relying on Rule 3a4-1 of the Securities Exchange act of 1934 for the offering of the company’s shares by officers and directors of the company. Please advise us supplementally as to the actual person who may offer these shares and identify them in the prospectus. Please also provide your supplemental analysis regarding the applicability of Rule 3a4-1 to this offering. We may have further comments.

Response: See Exhibit A attached to this Letter.

About Premier Indemnity Holding Company, page 4

14.

The third, fourth and fifth sentences of the second paragraph under this caption suggest that the registrant will undoubtedly engage in additional capital raising, enhance its portfolio of products, increase sales and spread operating costs over a larger revenue base in away that increases its profitability. As the registrant has not yet commenced operations, you should revise this disclosure to provide a more balanced view that includes substantial disclosure regarding the challenges you will face. Please revise similar disclosure, if any, as requested herein throughout the prospectus.

Response: The first six paragraphs in the sub-section entitled “About Premier Indemnity Holding Company” (on page 4) have been revised to address this concern.

The Offering, page 4

15.

Provide the information required by Item 505 of Regulation SB. The staff notes that the registrant currently has no operations or assets and there is no market for its shares. If the registrant proved the shares considering both the amount of proceeds they desired to raise and the amount of the company current shareholders desired to retain, please provide appropriate disclosure.

Response: Three paragraphs have been added to this sub-section to address this concern.

Use of Proceeds, page 4

16.

We note that officers and directors may participate in the offering. You should afford purchasers the opportunity to evaluate the extent to which the offering could be consummated and their funds used to purchase shares without a substantial amount of interest fro the general public. In that regard, please revise this section to identify the persons who may purchase shares, the maximum of shares they may purchase in order to enable the company to break escrow and what those persons intend to do with the shares they purchase. Indicate whether these persons will hold or resell the shares they purchase.

Response: The second paragraph under “Use of Proceeds” has been expanded to address this concern.

17.

Please provide a separate risk factor indicating the risks to purchasers as a result of substantial purchases by current shareholders in order to break escrow (i.e. without a wide distribution of shares or wide public participation).

Response: The risk factor presented on the bottom pf page 10 has been added to address this concern.

Subscription Information, page 5

18.

We note your reference to the Purchase Order Form provided in Appendix A but have not located the appendix. Please file this form as an exhibit to the registration statement. We may have further comments upon review of the exhibit.

Response: The Purchase Order Form has been added.

We Amended Our Articles of Incorporation to Allow Our Board to Issue One or More Series of Preferred Stock, page 7

19.

Please expand the risk factor heading to briefly refer to the potential negative effects for common shareholders if the company issued preferred stock and expand the text of the risk factor to provide more detailed information that explains how preferred stock may be issued with various types of voting, dividend and liquidation rights and how these scenarios would negatively affect common stockholders.

Response: The third Risk Factor shown on page 8 has been revised so that the last 11 lines have been added.

Note: Also, in accordance with my discussions with you, we have added an additional Risk Factor on the top of page 8 entitled, “Investors who purchase our shares will incur immediate and substantial dilution.”

Our Success Depends Significantly Upon Our Management and an Easily Copied Business Model, page 7

20.

The risk faced by shareholders does not appear to be clearly disclosed either in the heading or the text. Please revise both to identify the risk and the possible adverse consequences. If the risk factor relates to the registrant’s competitive position please provide appropriate disclosure and discuss the specific competitive situation for homeowners insurance in the state of Florida the company will face. Identify the major competitors and the areas in which the registrant would have to compete. If the risk factor relates to another risk, please rewrite the risk factor heading and the text to explain.

Response: The first Risk Factor that appears on page 9 has been revised to include a a specific description of the competitive situation (in summary form) and a listing of the major competitors. (Further, the competitive situation facing the Company has been further described in the “Competition” sub-section listed on pages 29 and 30.)

We Anticipate Relying on Others for Operations and Portfolio Management, page 8

21.

The heading of this risk factor indicates you will rely upon WaterStreet for portfolio management services in additional to operational services but he text indicates that WaterStreet’s services relate to operations. Please revise the heading, if appropriate. Furthermore, a risk factor follows which is entitled “We anticipate relying upon other for portfolio management expertise in managing our planned investments.” The text of this risk factor does not identify a portfolio manager and therefore suggests you have not identified or engaged one. Please revise all disclosure to eliminate any inconsistencies. If you have engaged a portfolio manager please provide appropriate disclosure herein and in the “Business’ section and file any material agreements as exhibits to the registration statement.

Response: The heading for this Risk Factor has been revised and the narrative in the Risk Factor has been narrowed to address only the risks relating to this topic.

Note: In accordance with my discussions with the staff, this Risk Factor also reflects the issues relating to WaterStreet and incorporates only the specific aspects of the Company’s dependence and reliance upon WatetrStreet.

22.

Please revise the prospectus where appropriate to disclose the history and track record of WaterStreet Company in providing the type of services which the registrant intends to purchase. Also disclose the specific resources WaterStreet will have available to enable it to provide the services the registrant will need. Also, indicate herein or in the summary how the registrant was introduced to WaterStreet, and disclose the extent of any past or present affiliations between the registrant’s officers and directors and WaterStreet.

Response: On pages 20 and 21, under the sub-section entitled “Outsourcing” we have added a narrative in response to this concvern.

We Anticipate Relying on Independent Insurance Brokers to Market and Sell Our Planned Insurance Products, page 8

23.	Please provide specific information indicating the extent to which the registrant either has or has not yet engaged independent insurance agents to sell its insurance products.

Response: The caption and the narrative in the last Risk Factor has been revised to respond to this concern.

We Currently Do Not Have an Underwriter for This Offering and We Are Relying Upon this Offering to Raise Capital, page 8

24.

Aside from the risks to a company related to the ability to sell an offering without an underwriter, there are substantial risks to a purchaser who purchases shares in an offering without an underwriter. In this case, the purchaser doesn’t have the advantage of the underwriter’s due diligence. Please provide a separate risk factor following this one that outlines the underwriter’s due diligence obligation, its role in pricing the offering and confirming the disclosure included in the prospectus and the resulting risk to a purchaser of purchasing shares in a self-underwritten offering.

Response: This caption and the narrative of this Risk Factor (shown as the second last Risk Factor on page 10) has been revised to address this concern. My client also does not intend to engage an underwriter.

Use of Proceeds, page 10

25.	The amount of proceeds for “Working Capital” under the minimum proceeds scenario appears to be incorrect. Please revise.

Response: This has been revised. See page 13.

Dilution, pages 11-12

26.	Please expand this section to compare the relative ownership and relative capital contributions of the purchasers in this offering with the current shareholders of the company.

Response: A table has been inserted with a narrative on page 15 in response to this concern.

Plan of Operation, page 12

27.	Please provide the information required by Items 303(a)(1)(I) through (iv) of Regulation SB.

Response: The second through seventh paragraphs have been added to this sub-section in response to this concern. See page16.

Market for Common Equity and Related Stockholder Matters, page 13

28.

The first sentence of this section suggests that the registrant’s common stock will definitely trade on the OTCBB. However, whether a market will exist on the OTCBB will depend upon whether a market maker will apply to trade the common stock. Please revise the disclosure to eliminate the inference that the shares will definitely trade and disclose whether any member firm has applied to trade the registrant’s common stock.

Response: The first paragraph on 17 has been revised in response to this concern.

Independent Auditor’s Report

29.

We note that your independent accounting firm, Hamilton Misfeldt & Company, P.C., does not appear to be registered with the Public Company Accounting Oversight Board (PCAOB). Section 102 of the Sarbanes-Oxley Act of 2002 requires that an accounting firm be registered with the PCAOB to issue an audit report with respect to any issuer beginning after October 22, 2003. This provision applies to any issuer whose securities are registered under Section 12 of the Securities exchange act of 1934; that is required to file reports under Section 15(d) of that Act; or that files or has filed a registration statement that has not yet become effective under the Securities Act of 1933 and has not been withdrawn. Since your current independent accounting firm is not registered with the PCAOB, they will not be able to make any updates to the previously issued report dated February 15, 2006 as a result of substantive audit or review work that might be required in connection with this registration statement until such time they register with the PCAOB. Additionally, they will not be able to issue audit reports on subsequent annual period financial statements nor perform SAS 100 review procedures on any interim financial statements required to be included in Form 10-QSB. However, they may issue a consent to the use of the originally issued audit report dated February 15, 2006 since the report was issued prior to time you met the definition of an issuer.

Response: This concern has been addressed and we understand that the auditors have satisfied this concern in discussions held by them with the staff.

30.	Please advise your independent auditors’ to specify the city and state of issuance on their report, as required by Item 2-02(a)(3) of regulation S-X, and to revise their report accordingly.

Response: The first page of the Auditor’s Report (page F-1) has been revised and the information is given in the last line in the lower left hand corner.

Consolidated Financial Statements - General

31.

We note your disclosure on page 4 that you are a development-state company. In accordance with SFAS No. 7, paragraph 12, please revise your financial statements to clearly identify that they are those of a development-stage entity. Additionally, please ensure that you have provided all of the information required by paragraph 11 of SFAS No. 7; in particular, designate that your statements of operations, cash flows and shareholders’ deficit present cumulative data from inception and provide a statement of shareholders’ deficit in accordance with paragraph 11 d. In addition please revise the independent auditors’ report to identify the registrant as a development-stage company.

Response: The financial statements and the identifications have been revised to properly respond to this concern.

Notes to Financial Statements

Note1: Summary of Significant Accounting Policies, page F-6

32.

Based on your disclosures in the section entitled “Description of Business,” beginning on page 14, we surmise that you expect to derive the majority of your revenue form two principal sources: premiums from policies written and investment income from your investment portfolio. It appears that management should consider whether accounting policies, such as revenue recognition on insurance premiums; estimation of loss reserves; deferral of policy acquisition costs; and other-than-temporary losses on investments; should be disclosed ;in notes to the financial statements.

Response: Note 1 has been revised to respond to this concern.

33.	Please disclose your accounting policy with respect to income taxes, citing the applicable authoritative literature; for example, whether your policy complies with the provisions of SFAS No. 109.

Response: The accounting policy disclosure has been revised and the notes to the financial statements properly disclose it in response to this concern.

34.	Please disclose your accounting policy with respect to share-based payments, referring to SFAS No. 123®, EITF No. 96-18 and other applicable authoritative literature.

Response: The accounting policy disclosure has been revised and the notes to the financial statements properly disclose it in response to this concern.

Note 2: Common Stock, page F-6

35.	Please revise your disclosure to include information regarding the related-party nature of your material debt transactions. Refer to paragraph 2 of SFAS No. 57.

Response: The accounting policy disclosure has been revised and the notes to the financial statements properly disclose it in response to this concern.

Note 3: Common Stock, page F-6

36.	You disclose on page 30 that, on February 2, 2006, you issued approximately 40.4 million of your common shares, valued at $0.0024/share, in exchange for various consulting and other services rendered by related parties. Please provide us with additional information and revise your disclosure as follows:

•         Provide us with additional information regarding your valuation of the share price in the February 2, 2006 transactions. Refer to paragraph 7 of SFAS No. 123® and to EITF No. 96-18 in considering your valuation methodology.

•         for each transaction disclosed on page 30, specify the dates(s) on which the parties rendered the services and tell us the period in which you recorded the related expense in the financial statements, as well as your basis for recording each amount in the applicable period. Refer to paragraph 5 of SFAS no. 123®.

Response: The accounting policy disclosure has been revised and the notes to the financial statements properly disclose it in response to this concern.

37.

Additionally, please revise the notes to your financial statements to disclose the February 2, 2006 transactions, as it appears they occurred prior to the issuance of the financial statements; that is, the material nature and timing of the transactions appear to indicate a subsequent event. In revising your disclosure, please refer to paragraph 2 of SFAS No. 57.

Response: The accounting policy disclosure has been revised and the notes to the financial statements properly disclose it in response to this concern.

Signatures

38.	Please amend your signature page to indicate who is signing the registration statement in the capacity of Chief Executive Officer. Pleas refer to the instructions for signatures in the Form SB-2.

Response: The signature page has been revised to respond to this concern.

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On behalf of the Company, I want to thank you again for your kind assistance and the courtesies that you and the legal and accounting staff members have extended to me and Mr. Richard Reisig, C.P.A., of Hamilton Misfeldt & Company, P.C.

I look forward to further discussions with you and appreciate your kind assistance.

Sincerely,

William M. Aul

WMA: mds

cc: file

May 30, 2006

EXHIBIT A

In accordance with your request, my client believes that all of its officers and directors shall be deemed associated persons of an issuer and will not be deemed to be brokers pursuant to Rule 3a4-1 of the Securities Exchange Act of 1934 (the “1934 Act”).

None of the officers or directors of the Company are or have been a person who meets the definition of an “Associated Person of a broker or dealer” (as defined under Rule 3a4-1(c)(2) of the 1934 Act). That is none of the officers and none of the directors of the Company are or have been, at any time in the past 12 months, a partner, officer, director, or branch manager of such broker or dealer (or any person occupying a similar status or performing similar functions), any person directly or indirectly controlling, controlled by, or under common control with such broker or dealer, or any employee of such broker or dealer.

Further, in their individual capacity as an officer and/or director, each of these persons fully satisfies the definition and the requirements of Rule 3a4-1(c)(1) of the 1934 Act in that each of them is an “Associated Person of an Issuer.”

As a result, the officers and directors of Premier Indemnity Holding Company fully meet the requirements of Rule 3a4-1 in connection with the planned offering and sale of the Company’s Common Stock, as contemplated by the Amendment No. 1 to Form SB-2 Registration Statement.